Summary Of Significant Accounting Policies (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Advertising Expense	€ 391	€ 374	€ 652